UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2008

Item 1. Report to Stockholders.


Calvert
Investments that make a difference®

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June 30, 2008

Semi-Annual Report

Calvert Tax-Free Reserves
          Money Market Portfolio
          Limited-Term Portfolio
          Long-Term Portfolio

Calvert
Investments that make a difference®

A UNIFI Company

Calvert Tax-Free Reserves

Table of Contents

President's Letter
2

Portfolio Manager Remarks
4

Shareholder Expense Example
13

Statements of Net Assets
15

Notes to Statements of Net Assets
32

Statements of Operations
33

Statements of Changes in Net Assets
34

Limited-Term Portfolio Statement of Cash Flows
38

Notes to Financial Statements
39

Financial Highlights
46

Explanation of Financial Tables
51

Proxy Voting and Availability of Quarterly Portfolio Holdings
53

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Dear Shareholder:

The six months ended June 30, 2008 featured unprecedented turmoil in the financial markets. The markets reflected continuing concerns about the extent of the credit crunch, worries about an economic slowdown or recession, a weak U.S. dollar, rising food prices, and oil prices that reached $140 per barrel. This volatility had its roots in the fixed-income markets, where fears about the value of securities linked to subprime mortgages spread throughout the bond and equity markets, even affecting the values of securities with no apparent connection to subprime mortgages.

Throughout this period of volatility in the financial markets, Calvert's experienced credit analysis team and portfolio management philosophy of seeking out relative value across the various sectors of the bond and money markets have contributed to our ability to avoid the worst of the subprime credit crisis. We avoided the "headline risks" you have been reading about in the press, and we did not purchase exotic fixed-income products related to subprime mortgages. Our fixed-income management team--from the leadership of our Chief Investment Officer for Fixed Income, Cathy Roy, through our portfolio managers, analysts, and traders--made judgments based on their assessment of potential return relative to risk. We believed that many of these securities did not offer enough extra return to compensate for their risk. This proved to be prescient when the prices of these securities plummeted as the market lost confidence in subprime mortgages.

Bond Sectors Broadly Affected

The credit crisis affected previously staid debt sectors, including municipal bonds and auction-rate securities.1 At the beginning of 2008, worries about the ability of bond insurers to meet their obligations on payment of principal and interest in the event of default on the municipal debt that they insure drove municipal yields sharply higher. The market was further roiled by liquidity problems in auction rate securities, a sector that had previously been viewed as having characteristics almost like cash.

Short-term Treasury yields decreased significantly during the six-month period as investors rushed for the safety of short-maturity government debt. The yield of the three-month Treasury bill dropped from 3.36% at the beginning of 2008 to only 1.71% on June 30. After a rough start to the year, municipal bonds finished the six months almost unchanged, with the Lehman Municipal Bond Index up 0.02%. The Lipper General Municipal Debt Funds Index, which tracks the return of actively managed tax-free bond funds, returned -0.69% for the six months.

Fed Takes Aggressive Action

The Federal Reserve (Fed) took an innovative series of actions to stabilize the financial markets and reassure investors. The Fed moved aggressively to add liquidity to the financial system and reduced its target federal funds rate by a total of 2.25 percentage points during the six-month period ended June 30.

In March, the Fed boldly moved to stem the rising panic in the credit markets by infusing $200 billion in Treasury securities to financial institutions, accepting hard-to-sell mortgage-backed bonds as collateral. It organized the buyout of Bear Stearns by JPMorgan Chase, effectively agreeing to backstop up to $30 billion of Bear Stearns' illiquid holdings. Although some say that the Fed essentially bailed out Bear Stearns and other financial firms, the Fed's actions did stabilize the financial system and provide some confidence to investors. More recently, the Fed and the U.S. Treasury Department provided assurances in July that the federal government is prepared to support the Federal National Mortgage Association (commonly known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which are government-sponsored entities that provide liquidity to the home mortgage market.

Maintain a Long-Term View

By the end of the six-month period, skyrocketing energy and food prices had convinced many bond market participants that the Fed's next move will be to raise rates to head off inflation. Inflation tends to reduce the value of outstanding bonds because newer bonds are issued with higher coupon rates. However, Calvert's fixed-income management team has a wide range of tools to use in seeking to maximize returns in an inflationary environment, while continuing its defensive, cautious positioning in view of current market uncertainty.

The financial markets will probably continue to be volatile for at least the next few months, so it's important that you maintain a long-term view in terms of your investments and not get swept up in the day-to-day fluctuations in the market. Your financial advisor is an excellent source of guidance, so please continue to consult with him or her about your investment plan.

As always, thank you for your continued confidence in Calvert's investment products.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
July 2008

1. Auction-rate securities (which are also known as auction-rate certificates) pay interest rates that change, or reset, at predetermined regular intervals, such as monthly or every seven days. On the reset date, investors bid on the bonds at an auction, with auction demand setting the new interest rate (higher demand results in a lower interest rate from the issuer). However, in 2008 some auctions had no bids and broker/dealers that had stepped in to support the auctions in the past failed to do so. In this situation, the securities effectively became longer-term notes.

Calvert Tax-Free Reserves
Money Market Portfolio

Performance

For the six months ended June 30, 2008, Calvert Tax-Free Reserves Money Market Portfolio Class O shares returned 0.98% versus 0.88% for the Lipper Tax-Exempt Money Market Funds Average.

Investment Climate

The six-month period that ended June 30, 2008 was one of the most difficult periods in the history of the U.S. credit markets. The turmoil that began last summer grew to include securities at the top of the credit-quality ladder. Markets froze for high-quality municipal bonds and even government-guaranteed housing agency and mortgage-backed securities. Early in 2008, the falling fortunes of bond insurance firms severely affected the municipal debt sector. Money market instruments, auction-rate securities, and bonds with no unusual structures all experienced problems. By early March, the prices of most credit-market securities--not just municipal debt--traded at or near record discounts to U.S. Treasuries.

To combat the rising tide of trouble, the Federal Reserve (Fed) rapidly cut its target interest rate and rolled out new or expanded programs to ease the liquidity crunch. In early March, rising panic about a possible systemic crisis in the financial system linked to the looming failure of Bear Stearns led to another Fed support package. This package allowed non-commercial bank primary dealers in U.S. Treasury securities to borrow directly from the Fed for the first time since the 1930s.

In April and May, conditions steadily improved in all credit markets, including municipals. Yields on Treasury securities rose as investors began to unwind positions from their earlier flight to quality and as belief spread that the Fed was done with interest rates cuts--and may even raise interest rates by year-end. Inflation concerns haunted the market despite economic data that showed a very weak economy. Headline inflation (CPI) ran at a 4.2% pace, while core inflation (which excludes food and energy prices) was a tamer 2.3%.1 Credit concerns surfaced again in June but not to the degree seen in March. There were bouts of extreme interest-rate volatility during the period, but the yield on the benchmark 10-year Treasury note was nearly unchanged at period end. However, the three-month Treasury bill yield dropped significantly from 3.36% to 1.90%.2 The U.S. economy, as measured by gross domestic product (GDP), was expected to grow 0.7% for the first half of 2008.3

Finally, in May, the U.S. Supreme Court allayed fears of municipal bond investors by deciding to uphold the long-standing state-tax exemption for municipal bonds issued in-state.4

Portfolio Managers
Thomas A. Dailey
James B. O'Boyle

Fund Information primary investments tax-exempt money market NASDAQ symbol CTMXX CUSIP number 131620-10-6

Portfolio Strategy

During the six-month period, we focused on repositioning the Portfolio to reduce exposure to securities guaranteed by monoline bond insurance companies and purchasing securities with letters of credit from banks. We continued to purchase variable rate securities, which reset quickly when the Fed changes rates. In doing so, we positioned the portfolio to take advantage of any rise in money-market rates that result from Fed tightening. In addition, we maintained a short average days-to-maturity, which will allow the fund to benefit from any future rate increases. At the same time, we kept buying municipal bonds that have been pre-refunded or escrowed to maturity, as opportunities arose.

Our goal is to maintain a highly liquid portfolio by seeking to manage the portfolio conservatively with regard to average maturity, credit quality, liquidity, and diversification.

Outlook

We expect the credit markets to slowly recover over the remainder of the year but do not foresee a return to the heady times of a few years ago. As financial institutions must rebuild capital, they are not inclined to increase their lending. A credit crunch is underway with similarities to the credit crunch of the early 1990s. But this time the problem is larger and more global in nature, so the crunch may last through next year. We expect economic growth to be sub-par and for the Fed to keep its target fed funds rate around the current level of 2% for the balance of 2008. Elevated energy and food prices remain a concern, although core inflation has remained stable. The drag from the housing slump may explain part of the restraint. Overall, we believe municipal debt yields will continue to offer attractive income relative to taxable assets.

July 2008

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2008, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio Statistics
weighted average maturity
6.30.08	22 days
12.31.07	27 days

Investment Allocation
(% of Total Investments)
Municipal Variable Rate Demand Notes	89%
Other Municipal Notes	11%
Total	100%

Class O average annual total return as of 6.30.08
1 year	2.49%
5 year	1.88%
10 year	2.16%

Institutional class average annual total return as of 6.30.08
1 year	2.75%
5 year	2.17%
10 year	2.47%

7-day simple/ effective yield as of 6.30.08
Class O	1.13%/1.13%
Class I	1.39%/1.40%

1. Source: Bureau of Labor Statistics consumer price indexes for May 2008.

2. Source: Federal Reserve, Bloomberg.

3. Source: June 2008 Wall Street Journal survey of professional forecasters.

4. Kentucky v. Davis, no. 06-666 (U.S. May 19, 2008)

Past performance is no guarantee of future returns. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Calvert Tax-Free Reserves
Limited-Term Portfolio

Performance

For the six-month period ended June 30, 2008, Calvert Tax-Free Reserves Limited-Term Portfolio Class A shares (at NAV) returned 0.37%, versus the benchmark Lehman Municipal 1-Year Bond Index's return of 2.13% and the 0.92% return of the Lipper Short Municipal Debt Funds Average. The Portfolio's relative underperformance was primarily the result of credit issues with several holdings.

Investment Climate

The six-month period that ended June 30, 2008 was one of the most difficult periods in the history of the U.S. credit markets. The turmoil that began last summer grew to include securities at the top of the credit-quality ladder. Markets froze for high-quality municipal bonds and even government-guaranteed housing agency and mortgage-backed securities. Early in 2008, the falling fortunes of bond insurance firms severely affected the municipal debt sector. Money market instruments, auction-rate securities, and bonds with no unusual structures all experienced problems. By early March, the prices of most credit-market securities--not just municipal debt--traded at or near record discounts to U.S. Treasuries.

To combat the rising tide of trouble, the Federal Reserve (Fed) rapidly cut its target interest rate and rolled out new or expanded programs to ease the liquidity crunch. In early March, rising panic about a possible systemic crisis in the financial system linked to the looming failure of Bear Stearns led to another Fed support package. This package allowed non-commercial-bank primary dealers in U.S. Treasury securities to borrow directly from the Fed for the first time since the 1930s.

In April and May, conditions steadily improved in all credit markets, including municipals. Yields on Treasury securities rose as investors began to unwind positions from their earlier flight to quality and as belief spread that the Fed was done with interest rates cuts--and may even raise interest rates by year-end. Inflation concerns haunted the market despite economic data that showed a very weak economy. Headline inflation (CPI) ran at a 4.2% pace, while core inflation was a tamer 2.3%.1 Credit concerns surfaced again in June but not to the degree seen in March. There were bouts of extreme interest-rate volatility during the period, but the yield on the benchmark 10-year Treasury note was nearly unchanged at period end. However, the three-month Treasury bill yield dropped significantly from 3.36% to 1.71%.2 The U.S. economy, as measured by gross domestic product (GDP), was expected to grow 0.7% for the first half of 2008.3

Portfolio Managers
Thomas A. Dailey
James B. O'Boyle

Fund Information primary investments short-term tax-exempt bonds NASDAQ symbol CTFLX CUSIP number 131620-20-5

Comparative Investment Performance (Total Return at NAV)

(as of 6.30.08)

	CTFR Limited-Term Portfolio	Lipper Short Municipal Debt Funds Average	Lehman 1 Year Municipal Bond Index**
1 year	(0.67%)	2.78%	4.95%
5 year*	0.70%	2.04%	2.58%
10 year*	2.16%	3.01%	3.43%

Total return at NAV does not reflect the deduction of the Portfolio's 1.00% front-end sales charge.

* Average annual return

**Unlike a fund, the Index does not incur expenses and is not available for investment.

Finally, in May, the U.S. Supreme Court allayed fears of municipal bond investors by deciding to uphold the long-standing state-tax exemption for municipal bonds issued in-state.4

Portfolio Strategy

The short-term municipal bond market experienced high volatility during the first half of the year. Yields of high credit quality, three-year municipal notes fell almost 0.70 percentage points during the first quarter as the Fed worked to bolster the slowing economy and ease the credit crunch. By the end of the second quarter, yields had climbed roughly 0.55 percentage points as inflation concerns intensified.

Portfolio Statistics

monthly dividend yield
6.30.08	1.62%
12.31.07	2.22%

30 day SEC yield
6.30.08	1.76%
12.31.07	2.73%

weighted average maturity
6.30.08	1.09 years
12.31.07	1.01 years

effective duration
6.30.08	420 days
12.31.07	303 days

average annual total return as of 6.30.08
1 year	(1.64)
5 year	0.50%
10 year	2.06%

Growth of a hypothetical $10,000 investment

The average annual total returns below and in the line graph assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 1.00%. No sales charge has been applied to the indices used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or the redemption of Portfolio shares.

We continued to limit interest-rate risk by keeping the Portfolio's duration around one year. (Duration is a measure of a portfolio's sensitivity to changes in interest rates. The longer the duration, the greater the expected price change relative to interest-rate movements.) Efforts to selectively add higher credit quality securities with relatively attractive yields such as general obligation bonds and pre-refunded bonds (municipal bonds backed by various U.S. government securities) benefited performance. The insured variable-rate securities we held also helped performance, and were sold prior to the ratings downgrades of the bond insurers.

Relative performance was negatively affected by four defaulted holdings--a resort revenue bond and two multi-family housing bonds, disclosed in earlier reports, and an assisted living facility bond. Because these holdings are not currently accruing interest, they have impacted the Portfolio's income distribution. We continue to actively monitor credit risk and seek ways to limit the impact on overall results.

As previously reported, the Portfolio's investment in illiquid securities continues to exceed the 15% of net assets limitation. We continue to avoid investing in illiquid investments while we attempt to pare this number down.

Outlook

We expect the credit markets to slowly recover over the remainder of the year but do not foresee a return to the heady times of a few years ago. As financial institutions must rebuild capital, they are not inclined to increase their lending. A credit crunch is underway with similarities to the credit crunch of the early 1990s. But this time the problem is larger and more global in nature, so the crunch may last through next year. We expect economic growth to be sub-par and for the Fed to keep its target fed funds rate around the current level of 2%

Economic Sectors
(% of Total Investments)
Health/Hospital	10.6%
Higher Education	2.9%
Hospital	6.8%
Housing	1.3%
Industrial Development Revenue/Pollution Control Revenue	11.6%
Lease/Certificate of Participation	1.1%
Local General Obligation	15.5%
Multifamily Housing	9.1%
Other Revenue	0.7%
Other Transportation	4.3%
Port	1.1%
Prerefunded/Escrow to Maturity	10.2%
Resource Recovery	1.3%
Single Family Housing	9.6%
State General Obligation	9.3%
Transportation	2.4%
Water & Sewer	2.2%
Total	100%

for the balance of 2008. Elevated energy and food prices remain a concern, although core inflation has remained relatively stable. The drag from the housing slump may explain part of the restraint. Overall, we believe municipal bond yields will continue to offer attractive income relative to taxable bonds.

July 2008

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2008, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

1. Source: Bureau of Labor Statistics consumer price indexes for May 2008.

2. Source: Federal Reserve, Bloomberg.

3. Source: June 2008 Wall Street Journal survey of professional forecasters.

4. Kentucky v. Davis, no. 06-666 (U.S. May 19, 2008)

Calvert Tax-Free Reserves
Long-Term Portfolio

Performance

For the six-month period ended June 30, 2008, Calvert Tax-Free Reserves Long-Term Portfolio Class A shares (at NAV) returned -0.43% versus the benchmark Lehman Municipal Bond Index's return of 0.02%. The peer group Lipper General Municipal Debt Funds Average returned -0.76% for the period.

Investment Climate

The six-month period that ended June 30, 2008 was one of the most difficult periods in the history of the U.S. credit markets. The turmoil that began last summer grew to include securities at the top of the credit-quality ladder. Markets froze for high-quality municipal bonds and even government-guaranteed housing agency and mortgage-backed securities. Early in 2008, the falling fortunes of bond insurance firms severely affected the municipal debt sector. Money market instruments, auction-rate securities, and bonds with no unusual structures all experienced problems. By early March, the prices of most credit-market securities--not just municipal debt--traded at or near record discounts to U.S. Treasuries.

To combat the rising tide of trouble, the Federal Reserve (Fed) rapidly cut its target interest rate and rolled out new or expanded programs to ease the liquidity crunch. In early March, rising panic about a possible systemic crisis in the financial system linked to the looming failure of Bear Stearns led to another Fed support package. This package allowed non-commercial-bank primary dealers in U.S. Treasury securities to borrow directly from the Fed for the first time since the 1930s.

In April and May, conditions steadily improved in all credit markets, including municipals. Yields on Treasury securities rose as investors began to unwind positions from their earlier flight to quality and as belief spread that the Fed was done with interest rates cuts--and may even raise interest rates by year-end. Inflation concerns haunted the market despite economic data that showed a very weak

Portfolio Managers
Thomas A. Dailey
James B. O'Boyle

Fund Information asset allocation long-term tax-exempt bonds NASDAQ symbol CTTLX CUSIP number 131620-30-4

Comparative Investment Performance (Total Return at NAV)
(as of 6.30.08)

	CTFR Long-Term Portfolio	Lipper General Municipal Debt Funds Average	Lehman Municipal Bond Index**
1 year	1.73%	0.55%	3.23%
5 year*	2.53%	2.66%	3.52%
10 year*	4.19%	3.76%	4.90%

Total return at NAV does not reflect the deduction of the Portfolio's 3.75% front-end sales charge.

* Average annual return

** Source: Lipper Analytical Services, Inc. Unlike a fund, the Index does not incur expenses and is not available for investment.

economy. Headline inflation (CPI) ran at a 4.2% pace, while core inflation (which excludes food and energy prices) was a tamer 2.3%.1 Credit concerns surfaced again in June but not to the degree seen in March. There were bouts of extreme interest-rate volatility during the period, but the yield on the benchmark 10-year Treasury note was nearly unchanged at period end. However, the three-month Treasury bill yield dropped significantly from 3.36% to 1.71%.2 The U.S. economy, as measured by gross domestic product (GDP), was expected to grow 0.7% for the first half of 2008.3

Finally, in May, the U.S. Supreme Court allayed fears of municipal bond investors by deciding to uphold the long-standing state-tax exemption for municipal bonds issued in-state.4

Portfolio Strategy

Many crosscurrents added to municipal bond market volatility during the first half of the year. Monoline bond insurer downgrades, the credit crunch, and tension between economic growth and inflation concerns all weighed on the municipal market. The significant decline of municipal bond prices relative to U.S. Treasury prices began to attract buy-and-hold investors as well as some cross-market investors. Tax-exempt municipal bond yields rose to well over 100% of taxable Treasury bond yields during the period. We sought to selectively add higher credit-quality securities with relatively attractive yields such as general obligation bonds and pre-refunded bonds (municipal bonds backed by various U.S. government securities), which positively contributed to the Fund's performance, while reducing exposure to some insured bonds.

Portfolio Statistics
monthly dividend yield
6.30.08	3.52%
12.31.07	3.63%

30 day SEC yield
6.30.08	3.63%
12.31.07	3.78%

weighted average maturity
6.30.08	14 years
12.31.07	15 years

effective duration
6.30.08	6.49 years
12.31.07	5.40 years

average annual total return as of 6.30.08
1 year	(2.08%)
5 year	1.74%
10 year	3.79%

Growth of a hypothetical $10,000 investment

The average annual total returns below and in the line graph assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or the redemption of Portfolio shares. Past performance is no guarantee of future returns.

*Source: Lipper Analytical Services, Inc.

Allocations to water and sewer revenue bonds, bonds with higher coupon rates, and Treasury futures--used to limit exposure to changes in interest rates--helped performance as well. But exposure to longer-maturity insured bonds, housing bonds, and some bonds with lower coupon rates had a negative impact as interest rates rose.

Outlook

We expect the credit markets to slowly recover over the remainder of the year but do not foresee a return to the heady times of a few years ago. As financial institutions must rebuild capital, they are not inclined to increase their lending. A credit crunch is underway with similarities to the credit crunch of the early 1990s. But this time the problem is larger and more global in nature, so the crunch may last through next year. We expect economic growth to be sub-par and for the Fed to keep its target fed funds rate around the current level of 2% for the balance of 2008. Elevated energy and food prices remain a concern, although core inflation has remained relatively stable. The drag from the housing slump may explain part of the restraint. Overall, we believe municipal bond yields will continue to offer attractive income relative to taxable bonds.

July 2008

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2008, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Economic Sectors
(% of Total Investments)
Airport	1.0%
Education	3.0%
Health/Hospital	6.1%
Higher Education	1.7%
Industrial Development Revenue/Pollution Control Revenue	12.7%
Lease/Certificate of Participation	3.4%
Local General Obligation	25.2%
Multifamily Housing	9.6%
Other Transportation	3.7%
Prerefunded /Escrow to Maturity	14.1%
Resource Recovery	1.9%
Special Tax	7.8%
State General Obligation	1.9%
Water & Sewer	7.9%
Total	100%

1. Source: Bureau of Labor Statistics consumer price indexes for May 2008.

2. Source: Federal Reserve, Bloomberg.

3. Source: June 2008 Wall Street Journal survey of professional forecasters.

4. Kentucky v. Davis, no. 06-666 (U.S. May 19, 2008)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Money Market Portfolio charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $1,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Money Market	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class O
Actual	$1,000.00	$1,009.80	$3.31
Hypothetical	$1,000.00	$1,021.57	$3.33
(5% return per year before expenses)

Institutional Class
Actual	$1,000.00	$1,011.00	$1.98
Hypothetical	$1,000.00	$1,022.89	$1.99
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.66%, and 0.40% for Class O and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366.

Limited-Term	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$1,003.70	$4.12
Hypothetical	$1,000.00	$1,020.75	$4.16
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 182/366.

Long-Term	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$995.70	$4.57
Hypothetical	$1,000.00	$1,020.28	$4.63
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/366.

Money Market Portfolio
Statement of Net Assets
June 30, 2008

	Principal
Municipal Obligations - 99.4%	Amount	Value
Alabama - 7.7%
Alabama State MFH Revenue VRDN, 1.60%, 4/1/14, LOC:
Regions Bank (r)	$1,725,000	$1,725,000
Auburn Alabama Industrial Development Board VRDN, 1.86%,
5/1/20, LOC: Allied Irish Bank (r)	3,400,000	3,400,000
Calhoun County Alabama Economic Development Council Revenue
VRDN, 1.88%, 4/1/21, LOC: Bank of America (r)	8,500,000	8,500,000
Colbert County Alabama Industrial Development Board Revenue
VRDN, 1.91%, 10/1/11, LOC: Wachovia Bank (r)	1,400,000	1,400,000
Daphne Alabama Special Care Facilities Financing Authority Revenue
Bonds, Zero Coupon, 8/15/28 (prerefunded 8/15/08 @ 100)	5,000,000	4,977,506
Huntsville Alabama Industrial Development Board Revenue VRDN,
2.11%, 11/1/26, LOC: First Commercial Bank (r)	2,685,000	2,685,000
Mobile County Alabama IDA Revenue VRDN, 1.91%, 4/1/20,
LOC: Wachovia Bank (r)	2,530,000	2,530,000
Northport Alabama MFH Revenue VRDN:
1.70%, 9/3/15, LOC: Regions Bank (r)	1,360,000	1,360,000
1.60%, 7/1/18, LOC: Regions Bank (r)	3,980,000	3,980,000
Taylor-Ryan Alabama Improvement District Revenue VRDN, 1.65%,
11/1/35, LOC: Columbus Bank & Trust (r)	13,800,000	13,800,000
Tuscaloosa County Alabama IDA Revenue VRDN:
1.91%, 12/1/23, LOC: Regions Bank (r)	3,565,000	3,565,000
1.71%, 3/1/27, LOC: JPMorgan Chase Bank (r)	10,000,000	10,000,000
Tuscaloosa County Alabama Port Authority Revenue VRDN, 1.91%,
5/1/32, LOC: Columbus Bank & Trust (r)	10,000,000	10,000,000

Arizona - 2.7%
Arizona State Health Facilities Authority Revenue VRDN:
1.50%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
1.53%, 12/1/37, LOC: Sovereign Bank, C/LOC: Lloyds TSB
Bank (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN,
1.75%, 8/1/22, LOC: Farm Credit Services, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 1.61%, 1/15/32, LOC:
Fannie Mae (r)	8,795,000	8,795,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds,
1.65%, 8/1/27, LOC: UBS AG (r)	2,300,000	2,300,000

California - 3.4%
Abag Finance Authority for Nonprofit Corps, 2.63%, 6/1/37,
LOC: LaSalle Bank (r)	5,565,000	5,565,000
California State Pollution Control Financing Authority Revenue VRDN:
1.73%, 9/1/10, LOC: Bank of the West (r)	2,605,000	2,605,000
1.75%, 3/1/16, LOC: Comerica Bank (r)	1,775,000	1,775,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
California - Cont'd
California Statewide Communities Development Authority Special Tax
Revenue VRDN, 1.75%, 5/1/22, LOC: Bank of the West, C/LOC:
CalSTRs (r)	$1,550,000	$1,550,000
Irvine Ranch California Water District COPs, 2.44%, 8/1/16, LOC:
Landesbank Baden-Württemberg (r)	4,800,000	4,800,000
Los Angeles California Regional Airports Improvement Corp. Revenue
VRDN, 2.66%, 12/1/25, LOC: Societe Generale (r)	900,000	900,000
Los Angeles County California Community Development Commission
COPs, 1.30%, 11/1/15, LOC: Wells Fargo Bank (r)	4,300,000	4,300,000
Oxnard California Industrial Development Financing Authority VRDN,
1.80%, 12/1/34, LOC: City National Bank (r)	2,485,000	2,485,000
Victorville California MFH Revenue VRDN, 1.95%, 12/1/15,
LOC: Citibank (r)	5,615,000	5,615,000

Colorado - 5.2%
Aurora Centretech Colorado Metropolitan District GO VRDN, 1.55%,
12/1/28, LOC: U.S. Bank (r)	3,170,000	3,170,000
Colorado State Education Loan Program, 4.50%, 8/5/08	5,000,000	5,003,554
Colorado State Housing and Finance Authority Revenue VRDN:
1.40%, 10/15/16, CA: Fannie Mae (r)	22,500,000	22,500,000
1.57%, 10/1/30, BPA: FHLB, CF: Colorado - HFA (r)	1,530,000	1,530,000
Englewood Colorado MFH Revenue VRDN, 1.30%, 12/1/26,
CF: Freddie Mac (r)	2,860,000	2,860,000
Highland Village Metropolitan District Colorado Revenue VRDN,
1.65%, 12/1/27, LOC: Key Bank (r)	2,700,000	2,700,000
Solaris Colorado Metropolitan District Revenue VRDN, 1.60%,
12/1/38, LOC: Key Bank (r)	5,610,000	5,610,000
Westminster Colorado Economic Development Authority Tax Allocation
Revenue VRDN, 1.60%, 12/1/28, LOC: Depfa Bank plc (r)	3,000,000	3,000,000

Connecticut - 1.7%
Connecticut State Health & Educational Facility Authority
Revenue VRDN:
1.45%, 7/1/29 (r)	10,000,000	10,000,000
1.59%, 7/1/38, LOC: Sovereign Bank,
C/LOC: Standard Chartered (r)	5,000,000	5,000,000

Delaware - 0.2%
Delaware State GO Bonds, 5.00%, 7/1/08	1,925,000	1,925,000

District of Columbia - 0.8%
District of Columbia Revenue VRDN:
1.55%, 9/1/23, LOC: Bank of America (r)	4,400,000	4,400,000
1.54%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Florida - 2.9%
Alachua County Florida Health Facilities Authority Revenue VRDN,
1.50%, 12/1/32, LOC: PNC Bank (r)	$4,000,000	$4,000,000
Collier County Florida MFH Finance Authority Revenue VRDN,
1.70%, 7/15/34, CF: Fannie Mae (r)	2,900,000	2,900,000
Dade County Florida IDA Revenue VRDN, 1.44%, 1/1/16, LOC:
Societe Generale (r)	6,200,000	6,200,000
Florida State Housing Finance Corp. MFH Revenue, 1.55%,
10/15/32, LOC: Fannie Mae (r)	2,200,000	2,200,000
RBC Municipal Products, Inc. Florida Trust Revenue VRDN, 1.62%,
1/1/10, LOC: RBC Centura Bank (r)	5,000,000	5,000,000
University Athletic Association, Inc., 2.80%, 10/1/31, LOC: SunTrust
Bank (mandatory put, 10/1/2008 @ 100)(r)	5,000,000	4,998,480

Georgia - 2.1%
Cobb County Georgia Development Authority Revenue VRDN,
1.53%, 8/1/08, LOC: SunTrust Bank (r)	2,400,000	2,400,000
Columbus Georgia Downtown IDA Revenue VRDN, 1.91%, 8/1/15,
LOC: Columbus Bank & Trust (r)	6,440,000	6,440,000
Fulton County Georgia IDA Revenue VRDN, 2.36%, 12/1/10, LOC:
Branch Bank & Trust (r)	1,500,000	1,500,000
Macon-Bibb County Georgia IDA Revenue VRDN, 1.65%, 7/1/15,
LOC: Regions Bank (r)	1,000,000	1,000,000
Savannah Georgia Economic Development Authority Revenue VRDN,
1.53%, 11/1/26, LOC: SunTrust Bank (r)	6,300,000	6,300,000
Warner Robins Georgia Downtown Development Authority Revenue
VRDN, 1.91%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

Hawaii - 2.1%
Hawaii State Department Budget and Finance Revenue VRDN:
1.60%, 5/1/19, LOC: First Hawaiian Bank (r)	11,325,000	11,325,000
1.75%, 12/1/21, LOC Union Bank (r)	4,340,500	4,340,500
Hawaii State GO Bonds, 5.75%, 4/1/09 (Escrowed to Maturity)	2,500,000	2,565,817

Illinois - 4.5%
Illinois State Development Finance Authority Revenue VRDN:
1.54%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
1.54%, 2/15/35, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
1.54%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State GO Bonds, 5.375%, 6/1/10, FGIC Insured	2,000,000	2,084,160
Illinois State Health Facilities Authority Revenue VRDN, 1.45%,
8/15/33, LOC: LaSalle Bank (r)	2,340,000	2,340,000
Jackson-Union Counties Illinois Regional Port District Facilities
Revenue VRDN, 1.45%, 4/1/24, LOC: Wachovia Bank (r)	8,785,000	8,785,000
Rockford City Illinois Revenue VRDN, 1.98%, 4/1/37,
LOC: Marshall & Ilsley Bank (r)	2,750,000	2,750,000
Springfield Illinois Community Improvement Revenue VRDN, 1.63%,
9/1/17, LOC: Harris National (r)	5,000,000	5,000,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Indiana - 5.1%
Allen County Indiana Economic Development Revenue VRDN,
2.55%, 11/1/09, LOC: JPMorgan Chase Bank (r)	$750,000	$750,000
Eclipse Funding Trust Industrial Redevelopment Authority Revenue
VRDN, 1.58%, 7/1/27, LOC: U.S. Bank, MBIA Insured (r)	6,990,000	6,990,000
Elkhart County Indiana Economic Development Revenue VRDN,
1.79%, 4/1/28, LOC: FHLB (r)	2,365,000	2,365,000
Goshen Indiana Economic Development Revenue VRDN, 1.55%,
10/1/42, LOC: JPMorgan Chase Bank (r)	9,800,000	9,800,000
Indiana State Development Finance Authority Revenue VRDN:
2.30%, 7/1/18, BPA: JPMorgan Chase Bank, AMBAC Insured (r)	1,175,000	1,175,000
3.05%, 4/1/22, LOC: JPMorgan Chase Bank (r)	740,000	740,000
Jasper County Indiana Industrial Economic Recovery Revenue
VRDN, 1.70%, 2/1/22, LOC: Farm Credit Services,
C/LOC: Rabobank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 1.80%,
5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Spencer County Indiana Industrial Pollution Control Revenue
VRDN, 1.80%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,200,000	3,200,000
Terre Haute Indiana International Airport Authority Revenue
VRDN, 1.75%, 2/1/21, LOC: Northern Trust Co. (r)	1,980,000	1,980,000
Valparaiso Indiana Industrial Economic Development Revenue
VRDN, 1.67%, 5/1/31, LOC: Marshall & Ilsley Bank (r)	4,290,000	4,290,000
Vigo County Indiana Industrial Economic Development Revenue
VRDN, 1.75%, 5/1/16, LOC: Old National Bank, C/LOC:
Wells Fargo Bank (r)	3,600,000	3,600,000

Iowa - 1.1%
Iowa State Finance Authority Revenue VRDN, 1.70%, 7/1/18, LOC:
Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue Anticipation
Notes, 3.00%, 5/20/09, LOC: Wells Fargo Bank	5,700,000	5,744,439

Kentucky - 2.7%
Lexington-Fayette Kentucky Urban County Educational Facilities
Revenue VRDN, 1.61%, 5/1/25, LOC: Fifth Third Bank (r)	4,645,000	4,645,000
Mayfield Kentucky Multi City Lease Revenue VRDN, 1.67%, 7/1/26,
LOC: Fifth Third Bank (r)	2,910,000	2,910,000
Morehead Kentucky League of Cities Funding Trust Lease Program
Revenue VRDN, 1.63%, 6/1/34, LOC: U.S. Bank (r)	10,231,500	10,231,500
Northern Kentucky Port Authority Industrial Building Revenue
VRDN, 1.61%, 12/1/21, LOC: Fifth Third Bank (r)	3,625,000	3,625,000
Winchester Kentucky Industrial Building Revenue VRDN, 1.93%,
10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Louisiana - 1.1%
Louisiana State Housing Finance Agency Revenue VRDN:
1.70%, 3/15/37, CF: Fannie Mae (r)	$3,140,000	$3,140,000
1.60%, 9/15/40, LOC: RBS Citizens (r)	5,000,000	5,000,000
Louisiana State Public Facilities Authority Revenue VRDN, 1.86%,
12/1/14, LOC: Regions Bank (r)	1,505,000	1,505,000

Maine - 0.6%
Maine State Finance Authority Revenue VRDN, 1.60%, 9/1/37,
LOC: RBS Citizens (r)	5,755,000	5,755,000

Maryland - 3.0%
Baltimore Maryland MFH Revenue VRDN, 1.55%, 4/15/34,
LOC: Fannie Mae (r)	8,194,000	8,194,000
Maryland State Health & Higher Educational Facilities Authority
Revenue VRDN:
1.52%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
1.53%, 3/1/30, LOC: SunTrust Bank (r)	2,600,000	2,600,000
1.47%, 7/1/34, LOC: Wachovia Bank (r)	5,000,000	5,000,000
Rockville City Maryland MFH Revenue VRDN, 1.20%, 1/1/34,
CF: Freddie Mac (r)	2,715,000	2,715,000

Massachusetts - 1.2%
Massachusetts State Development Finance Agency Revenue VRDN:
1.45%, 9/1/35, LOC: Banknorth (r)	4,000,000	4,000,000
2.56%, 10/1/42, LOC: Allied Irish Bank (r)	2,000,000	2,000,000
Massachusetts State Finance Development Agency Revenue VRDN,
1.47%, 5/15/34, LOC: Sovereign Bank, C/LOC: Lloyds TSB Bank (r)	4,390,000	4,390,000

Michigan - 0.4%
Eastern Michigan State University Revenue VRDN, 1.55%, 6/1/36,
LOC: Dexia Credit Local (r)	2,400,000	2,400,000
Kent Michigan Hospital Finance Authority Revenue VRDN, 1.61%,
11/1/10, LOC: Fifth Third Bank (r)	1,500,000	1,500,000

Minnesota - 1.9%
Minnesota State Higher Education Facilities Authority Revenue
VRDN, 1.55%, 4/1/27, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
Richfield Minnesota MFH Revenue VRDN, 1.55%, 3/1/34, LOC:
Freddie Mac (r)	6,610,000	6,610,000
St Louis Park Minnesota MFH Revenue VRDN, 1.55%, 8/1/34,
LOC: Freddie Mac (r)	7,292,000	7,292,000

Mississippi - 2.7%
Mississippi State Business Finance Corp. Revenue VRDN:
1.63%, 12/1/36, LOC: Hancock Bank (r)	9,900,000	9,900,000
1.57%, 3/1/17, LOC: PNC Bank (r)	8,485,000	8,485,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Mississippi - Cont'd
Mississippi State Home Corp. MFH Revenue VRDN, 1.71%, 8/15/40,
CF: Fannie Mae (r)	$5,360,000	$5,360,000

Missouri - 0.8%
Carthage Missouri IDA Revenue VRDN, 1.93%, 9/1/30, LOC:
Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 1.55%, 9/15/32,
LOC: Fannie Mae (r)	4,000,000	4,000,000
Missouri State Development Finance Board Revenue VRDN, 1.75%,
9/1/08, LOC: CoBank, C/LOC: BNP Paribas (r)	1,405,000	1,405,000

Nebraska - 1.5%
Omaha Nebraska Housing Authority Revenue VRDN, 1.63%, 12/1/37,
LOC: Depfa Bank plc (r)	13,255,000	13,255,000

New Hampshire - 2.2%
New Hampshire State Health & Education Facilities Authority
Revenue VRDN:
1.57%, 10/1/23, LOC: Bank of America (r)	3,100,000	3,100,000
1.57%, 7/1/32, LOC: RBS Citizens (r)	16,200,000	16,200,000

New York - 5.6%
Albany New York IDA Revenue VRDN, 1.66%, 6/1/34, LOC:
M&T Trust Co. (r)	5,900,000	5,900,000
Monroe County New York IDA Revenue VRDN, 1.63%, 12/1/34,
LOC: M&T Trust Co. (r)	1,540,000	1,540,000
New York City GO VRDN, 1.37%, 8/1/34, LOC: Bank
of America (r)	2,000,000	2,000,000
New York City Housing Development Corp. Revenue VRDN,
1.51%, 6/1/43, LOC: RBS Citizens (r)	1,865,000	1,865,000
New York City IDA Revenue VRDN, 1.63%, 2/1/35, LOC:
M&T Trust Co. (r)	2,010,000	2,010,000
New York City Municipal Finance Authority Water & Sewer System
Revenue VRDN:
2.10%, 6/15/18, BPA: Depfa Bank plc (r)	6,000,000	6,000,000
2.40%, 6/15/35 (r)	4,000,000	4,000,000
New York City Transitional Finance Authority Revenue Bonds,
5.125%, 11/15/14 (prerefunded 5/15/09 @ 101)	4,000,000	4,148,359
New York State Housing Finance Agency Revenue VRDN, 1.50%,
5/15/37 CF: FNMA (r)	18,000,000	18,000,000
Oswego County New York Industrial Development Agency Civic
Facilities Revenue VRDN, 1.66%, 1/1/24, LOC: M&T Trust Co. (r)	4,455,000	4,455,000

North Dakota - 0.6%
Traill County North Dakota Solid Waste Disposal Revenue VRDN,
1.85%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Ohio - 2.9%
Butler County Ohio Healthcare Facilities Revenue VRDN, 1.61%,
9/1/22, LOC: Fifth Third Bank (r)	$3,720,000	$3,720,000
Cuyahoga County Ohio Healthcare Facilities Revenue Bonds:
VRDN, 1.60%, 11/1/23, LOC: Fifth Third Bank (r)	3,845,000	3,845,000
6.125%, 2/15/24	4,845,000	4,996,549
Hamilton County Ohio Healthcare and Life Enriching Community
Revenue VRDN, 1.57%, 1/1/37, LOC: PNC Bank (r)	5,645,000	5,645,000
Ohio State Air Quality Development Authority Revenue VRDN,
1.55%, 12/1/23, LOC: Key Bank (r)	4,000,000	4,000,000
Ohio State Higher Educational Facility Commission Revenue VRDN,
2.26%, 9/1/26, LOC: Fifth Third Bank (r)	2,005,000	2,005,000
Ohio State Water Development Authority Pollution Control Facilities
Revenue VRDN, 1.55%, 8/1/29, LOC: Barclays Bank (r)	1,800,000	1,800,000

Oklahoma - 0.6%
Pittsburgh County Oklahoma Economic Development Authority
Revenue VRDN, 1.67%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 9.1%
Allegheny County Pennsylvania Hospital Development Authority
Revenue VRDN, 1.55%, 7/15/28, LOC: Fannie Mae (r)	4,185,000	4,185,000
Allegheny County Pennsylvania IDA Revenue VRDN, 1.54%,
6/1/38, LOC: PNC Bank (r)	2,800,000	2,800,000
Beaver County Pennsylvania IDA Pollution Control Revenue VRDN,
1.60%, 3/1/17, LOC: Key Bank (r)	3,525,000	3,525,000
Butler County Pennsylvania IDA Revenue VRDN, 1.55%, 5/1/34,
LOC: Bank of America (r)	2,470,000	2,470,000
Chester County Pennsylvania Health & Education Facilities Authority
Revenue VRDN, 1.50%, 4/1/33, LOC: Wachovia Bank (r)	7,380,000	7,380,000
Chester County Pennsylvania IDA Student Housing Revenue VRDN,
1.50%, 2/1/43, LOC: Citibank (r)	8,000,000	8,000,000
Cumberland County Pennsylvania Municipal Authority Revenue
VRDN, 1.53%, 1/1/43, LOC: Key Bank (r)	4,000,000	4,000,000
Montgomery County Pennsylvania GO Notes, 3.00%, 6/1/09	5,000,000	5,047,474
Moon Pennsylvania IDA Revenue VRDN, 1.40%, 7/1/38,
LOC: Bank of Scotland (r)	13,000,000	13,000,000
Pennsylvania State Higher Educational Facilities Authority Revenue
Bonds:
VRDN, 1.57%, 11/1/36, LOC: Sovereign Bank,
C/LOC: UniCredito Italiano Bank plc (r)	6,335,000	6,335,000
2.15%, 5/1/37, BPA: Commerce Bank (r)	8,000,000	8,000,000
Philadelphia Pennsylvania GO Bonds, 5.25%, 3/15/13, FSA Insured	2,000,000	2,067,700
Philadelphia Pennsylvania IDA Revenue VRDN, 1.50%, 5/1/38,
LOC: Bank of America (r)	10,000,000	10,000,000
Union County Pennsylvania Hospital Authority Revenue VRDN,
1.57%, 2/1/21, BPA: Bank of America (r)	4,000,000	4,000,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
South Carolina - 1.0%
Dorchester County South Carolina IDA Revenue VRDN, 1.88%,
10/1/24, LOC: Bayerische HypoVereinsbank (r)	$5,100,000	$5,100,000
South Carolina State Jobs-Economic Development Authority Health
Facilities Revenue VRDN, 1.47%, 11/1/31, LOC: Wachovia Bank (r)	4,060,000	4,060,000

Tennessee - 2.9%
Cobalt CMBS Commercial Mortgage Trust, 1.53%, 7/1/24, LOC:
SunTrust Bank (r)	4,710,000	4,710,000
Loudon Tennessee Industrial Development Board Revenue VRDN,
2.55%, 4/1/13, LOC: JPMorgan Chase Bank (r)	1,795,000	1,795,000
Metropolitan Government Nashville & Davidson County Tennessee
Health & Educational Facilities Revenue VRDN, 1.61%, 9/1/28,
LOC: Fifth Third Bank (r)	2,700,000	2,700,000
Metropolitan Nashville Tennessee Airport Authority Revenue VRDN,
1.53%, 7/1/19, LOC: Societe Generale (r)	6,800,000	6,800,000
Shelby County Tennessee Health Educational and Housing Facilities
Board Revenue VRDN:
1.58%, 5/1/16, LOC: Allied Irish Bank (r)	2,000,000	2,000,000
1.55%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000
Williamson County Tennessee Industrial Development Board Revenue
VRDN, 1.53%, 9/1/25, LOC: SunTrust Bank (r)	2,900,000	2,900,000

Texas - 6.2%
Deutsche Bank Spears/Lifers Trust Various States, 1.60%, 4/15/31,
BPA: Deutsche Bank, MBIA Insured (r)	12,960,000	12,960,000
Fort Bend Texas Independent School District GO Bonds, 5.375%,
2/15/24, GA: Texas Permanent School Fund	4,445,000	4,529,006
Garland Texas Independent School District GO Bonds, 2.15%,
6/15/29, BPA: DEPFA Bank plc, GA: Texas Permanent School
Fund (r)	4,305,000	4,305,000
HFDC of Central Texas Inc. Revenue VRDN, 1.54%, 5/15/38,
LOC: Sovereign Bank FSB, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Kendall County Texas Health Facility Development Corp. Revenue
VRDN, 1.54%, 1/1/41, LOC: Allied Irish Bank (r)	5,900,000	5,900,000
Red River Texas Educational Finance Revenue VRDN, 1.60%,
12/1/31, LOC: Allied Irish Bank (r)	2,940,000	2,940,000
San Antonio Texas Independent School District GO Bonds, 5.00%,
8/15/27, GA: Texas Permanent School Fund	5,000,000	5,017,409
Tarrant County Texas Industrial Development Corp. Revenue VRDN,
1.73%, 9/1/27, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000
Texas State GO Bonds, 3.00%, 8/1/08	5,500,000	5,504,731
Texas State Tax & Revenue Anticipation Notes, 4.50%, 8/28/08	3,000,000	3,003,669

Utah - 1.1%
Utah State GO Bonds, 4.50%, 7/1/08	5,000,000	5,000,000
Utah State Housing Corp. Revenue VRDN, 1.72%, 7/1/36, BPA:
Bayerische Landesbank Girozentrale, CF: Utah Housing Corp. (r)	5,000,000	5,000,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Vermont - 2.2%
Vermont State Educational & Health Buildings Financing Agency
Revenue VRDN, 1.45%, 9/1/38, LOC: RBS Citizens (r)	$5,000,000	$5,000,000
Vermont State Educational and Health Buildings Financing Agency
Revenue VRDN:
1.58%, 10/1/30, LOC: Banknorth (r)	10,755,000	10,755,000
1.59%, 1/1/33, LOC: Banknorth (r)	3,695,000	3,695,000

Virginia - 2.8%
Albemarle County Virginia IDA Revenue VRDN, 1.53%, 6/1/37,
LOC: SunTrust Bank (r)	2,000,000	2,000,000
Alexandria Virginia IDA Revenue VRDN, 1.60%, 10/1/30,
LOC: Branch Bank & Trust, AMBAC Insured (r)	8,000,000	8,000,000
Charlottesville Virginia IDA Revenue VRDN, 1.45%, 12/1/37,
LOC: Wachovia Bank (r)	3,020,000	3,020,000
Fairfax County Virginia GO Bonds, 4.25%, 6/1/09	3,000,000	3,062,212
Richmond Virginia IDA Revenue VRDN, 2.73%, 5/1/35,
LOC: SunTrust Bank (e)(r)	3,540,000	3,540,000
Virginia State Pocahontas Parkway Association Revenue
Bonds, Zero Coupon:
8/15/13 (Prerefunded 8/15/08 @ 76.452)	2,800,000	2,164,234
8/15/14 (Prerefunded 8/15/08 @ 71.958)	1,100,000	801,815
8/15/17 (Prerefunded 8/15/08 @ 59.914)	2,095,000	1,282,652
8/15/19 (Prerefunded 8/15/08 @ 52.944)	2,000,000	1,087,047

Washington - 3.8%
Eclipse Funding Trust Industrial Redevelopment Authority Revenue
VRDN, 3.80%, 1/1/29, LOC: U.S. Bank, AMBAC Insured (r)	6,980,000	7,005,914
Seattle Washington Water System Revenue VRDN, 1.50%, 3/1/32,
LOC: Bayerische Landesbank (r)	4,900,000	4,900,000
Washington State GO Bonds, 5.00%, 1/1/09, AMBAC Insured	5,000,000	5,060,843
Washington State Health Care Facilities Authority Revenue VRDN:
1.66%, 11/15/26, LOC: Citibank (r)	6,500,000	6,500,000
1.63%, 2/1/38, LOC: Key Bank (r)	7,410,000	7,410,000
Washington State Housing Finance Commission Nonprofit Revenue
VRDN, 1.60%, 4/1/43, LOC: Key Bank (r)	3,000,000	3,000,000

West Virginia - 0.3%
West Virginia State GO Bonds, 5.75%, 6/1/13	2,825,000	2,950,371

Wisconsin - 0.9%
Grafton Wisconsin IDA Revenue VRDN, 1.75%, 12/1/17, LOC:
U.S. Bank (r)	1,785,000	1,785,000
Wisconsin State Health and Educational Facilities Authority Revenue
VRDN, 1.70%, 11/1/23, LOC: U.S. Bank (r)	6,400,000	6,400,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Wyoming - 1.8%
Gillette Wyoming Pollution Control Revenue VRDN, 1.60%, 1/1/18,
LOC: Barclays Bank (r)	$16,200,000	$16,200,000

TOTAL INVESTMENTS (Cost $882,371,941) - 99.4%		882,371,941
Other assets and liabilities, net - 0.6%		6,969,577
Net Assets - 100%		$889,341,518

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class O: 873,304,832 shares outstanding		$873,193,777
Class I: 16,136,492 shares outstanding		16,135,237
Undistributed net investment income		12,576
Accumulated net realized gain (loss) on investments		(72)

Net Assets		$889,341,518

Net Asset Value Per Share
Class O: (based on net assets of $873,205,337)		$1.00
Institutional Class: (based on net assets of $16,136,181)		$1.00

See notes to statements of net assets and notes to financial statements.

Limited-Term Portfolio
Statement of Net Assets
June 30, 2008
	Principal
Municipal Obligations - 98.0%	Amount	Value
Alabama - 0.7%
Mobile Alabama Industrial Development Board Pollution Control
Revenue Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @100)(r)	$1,000,000	$1,010,460

Arizona - 1.9%
Glendale Arizona IDA Revenue Bonds, 4.40%, 12/1/14 (r)	950,000	947,596
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds,
4.25%, 3/1/28 (mandatory put, 3/1/10 @ 100)(r)	2,000,000	1,967,800

California - 4.1%
California State Department of Water Resources Revenue Bonds:
6.00%, 12/1/10 (prerefunded)	430,000	463,639
6.00%, 12/1/10 (prerefunded)	5,000	5,380
6.00%, 12/1/10	565,000	607,341
California State Economic Recovery GO Bonds:
5.00%, 7/1/10	1,000,000	1,042,160
5.00%, 7/1/23 (mandatory put, 7/1/11 @ 100)(r)	1,000,000	1,047,640
California State GO Bonds, 3.15%, 5/1/33 (r)	3,000,000	3,000,000

Colorado - 3.8%
Triview Colorado Metropolitan District GO Bonds:
Series 2003A, 3.60%, 11/1/23 (r)	4,835,000	4,858,015
Series 2006A, 3.60%, 11/1/23 (mandatory put, 11/1/08 @ 100)(r)	1,000,000	1,000,830

Florida - 9.9%
Orange County Florida IDA Revenue VRDN, 1.50%, 7/1/37 (r)	3,400,000	3,400,000
Palm Beach County Florida Revenue VRDN, 1.63%, 1/1/34 (r)	3,670,000	3,670,000
Polk County Florida Transportation Improvement Revenue Bonds,
5.00%, 12/1/25 (r)	3,500,000	3,661,595
University Athletic Association, Inc. Athletic Program Revenue Bonds:
3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100)(r)	1,000,000	1,008,660
2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100)(r)	1,285,000	1,287,416
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100)(r)	2,000,000	2,021,600

Georgia - 1.8%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	2,793,375

Illinois - 4.6%
Chicago Illinois Board of Education GO Bonds, Zero Coupon, 12/1/09	4,000,000	3,841,960
Chicago Illinois Housing Authority Revenue Bonds, 5.00%, 7/1/09	3,000,000	3,094,080

	Principal
Municipal Obligations - Cont'd	Amount	Value
Indiana - 0.3%
Spencer County Indiana Industrial Pollution Control Revenue VRDN,
1.80%, 11/1/18 (r)	$480,000	$480,000

Iowa - 1.7%
Iowa State Finance Authority Revenue Bonds, 5.25%, 8/1/10	2,475,000	2,602,636

Massachusetts - 15.2%
Massachusetts State GO Bonds:
5.50%, 11/1/11	5,000,000	5,370,250
5.25%, 8/1/14 (prerefunded, 8/1/08 @ 101)	1,825,000	1,848,707
Massachusetts State Health & Educational Facilities Authority Revenue
VRDN, 2.45%, 10/1/35 (r)	15,800,000	15,800,000

Minnesota - 1.0%
St. Paul Minnesota Port Authority Revenue VRDN, 1.84%, 6/1/19 (r)	1,590,000	1,590,000

Montana - 4.2%
Montana Bi-State Development Agency Revenue Bonds, 3.95%,
10/1/35 (mandatory put, 10/1/09 @ 100)(r)	6,320,000	6,365,883

New Jersey - 1.4%
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds,
6.125%, 6/1/42 (prerefunded 6/1/12 @ 100)	2,000,000	2,201,820

New York - 6.2%
New York City Housing Development Corp. Revenue VRDN, 1.51%,
6/1/43 (r)	2,000,000	2,000,000
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds,
5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	5,000,000	5,313,150
Utica New York IDA Revenue Bonds, 4.00%, 7/15/29 (mandatory put,
7/15/09 @ 100)(r)	2,000,000	2,034,580

North Dakota - 2.3%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds,
5.621%, 11/1/19 (r)	3,775,000	3,449,633

Ohio - 4.3%
Cincinnati City School District COPs, 5.00%, 12/15/10	1,500,000	1,571,475
Cuyahoga County Ohio Economic Development Revenue VRDN,
1.56%, 6/1/38 (r)	3,400,000	3,400,000
Ohio State HFA MFH Revenue Bonds, 4.45%, 10/1/09	1,510,000	1,528,090

Pennsylvania - 0.7%
Pennsylvania State Higher Educational Facilities Authority Revenue
Bonds, 2.15%, 5/1/37 (mandatory put, 5/1/09 @ 100) (r)	1,000,000	1,000,100

	Principal
Municipal Obligations - Cont'd	Amount	Value
Rhode Island - 0.8%
Rhode Island State Housing and Mortgage Finance Corp. Revenue Bonds,
4.50%, 10/1/08	$1,250,000	$1,256,725

South Carolina - 2.0%
South Carolina State Jobs-Economic Development Authority Revenue
VRDN, 1.55%, 4/1/27 (r)	3,000,000	3,000,000

Tennessee - 0.7%
Tennessee State GO Bonds, 5.00%, 5/1/10	1,000,000	1,042,250

Texas - 19.7%
Harris County Texas Spring Independent School District GO Bonds,
5.00%, 8/15/29 (mandatory put, 8/15/08 @ 100)(r)	3,500,000	3,505,705
Lewisville Texas Independent School District GO Bonds:
Zero Coupon, 8/15/09	2,000,000	1,943,420
Zero Coupon, 8/15/10	2,000,000	1,874,460
Northside Texas Independent School District GO Bonds:
4.00%, 6/1/35 (mandatory put, 5/31/11 @ 100)(r)	4,905,000	4,977,103
3.78%, 6/1/37 (mandatory put, 6/1/09 @ 100)(r)	2,000,000	2,027,980
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%,
2/1/16 (prerefunded 2/1/10 @ 100)	5,105,000	5,356,115
Tarrant County Texas Housing Finance Corp. Revenue Bonds, 6.25%,
3/1/04 (b)(f)	13,100,000	8,908,000
Texas State GO Bonds, 3.00%, 8/1/08	1,300,000	1,301,352

West Virginia - 4.4%
West Virginia State Economic Development Authority Commonwealth
Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	22,835,000	6,645,898

Other - 6.3%
Capital Trust Agency Housing Revenue Bonds, 4.25% through 7/10/08,
6.25% thereafter to 7/1/40 (c)(r)*	14,452,566	9,574,825

TOTAL INVESTMENTS (Cost $173,690,221) - 98.0%		148,699,704
Other assets and liabilities, net - 2.0%		2,961,545
Net Assets - 100%		$151,661,249
Net Assets Consist of:
Paid-in capital applicable to 15,303,130 shares of beneficial interest, unlimited number of no par value shares authorized		$194,390,835
Undistributed net investment income (loss)		(634,118)
Accumulated net realized gain (loss) on investments		(17,104,951)
Net unrealized appreciation (depreciation) on investments		(24,990,517)

Net Assets		$151,661,249

Net Asset Value Per Share		$9.91

See notes to statements of net assets and notes to financial statements.

Long-Term Portfolio
Statement of Net Assets
June 30, 2008
	Principal
Municipal Obligations - 100.7%	Amount	Value
Arizona - 1.9%
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds,
4.25%, 3/1/28 (mandatory put, 3/1/10 @100)(r)	$1,000,000	$983,900

California - 12.4%
California Educational Facilities Authority Revenue Bonds,
6.625%, 6/1/20 (prerefunded 6/1/10 @101)	1,490,000	1,611,420
California State GO Bonds, 5.00%, 8/1/23	1,000,000	1,018,830
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,503,895
5.25%, 12/1/23	1,000,000	1,016,280
Perris Union High School District COPs,
6.00%, 10/1/30 (prerefunded 10/1/10 @101)	965,000	1,036,593
Victorville California MFH Revenue VRDN, 1.95%, 12/1/15 (r)	300,000	300,000

Florida - 11.9%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,585,780
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,090,000	1,067,132
Florida State Board of Education Lottery Revenue Bonds, 5.25%,
7/1/20	1,500,000	1,570,650
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	999,150

Illinois - 3.0%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State
Tax Revenue Bonds, 5.75%, 6/15/41	500,000	532,790
Markham Illinois GO Bonds, 6.00%, 2/1/25	1,000,000	1,024,090

Kentucky - 4.2%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35
(mandatory put, 6/1/23 @ 100)(r)	2,210,000	2,175,679

Louisiana - 3.7%
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	1,042,630
Louisiana State Public Facilities Authority Revenue Bonds,
5.25%, 11/1/17	840,000	869,912

Maryland - 1.5%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	670,000	640,560
Maryland State Economic Development Corp. Revenue Bonds,
8.625%, 10/1/19 (k)*	500,000	130,088

	Principal
Municipal Obligations - Cont'd	Amount	Value
Massachusetts - 6.1%
Massachusetts State Health & Educational Facilities Authority Revenue
VRDN, 2.45%, 10/1/35 (r)	$3,200,000	$3,200,000

Michigan - 4.9%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	996,010
Michigan State Municipal Bond Authority General Revenue Bonds,
5.00%, 10/1/23	1,500,000	1,550,295

Nevada - 2.6%
Clark County Nevada GO Bonds, 5.00%, 6/1/30	1,305,000	1,325,358

New Jersey - 10.5%
Essex County New Jersey Improvement Authority Revenue Bonds,
5.25%, 12/15/21	2,280,000	2,460,758
New Jersey State Transportation Authority Trust Fund Revenue Bonds,
5.25%, 12/15/23	1,830,000	1,952,153
Ocean County New Jersey Utilities Authority Wastewater Revenue
Bonds, 5.25%, 1/1/26	1,000,000	1,083,840

Ohio - 4.9%
Ohio State HFA MFH Revenue Bonds:
5.45%, 8/20/34	1,730,000	1,694,466
4.90%, 6/20/48	1,000,000	869,160

Oklahoma - 3.0%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,541,595

Pennsylvania - 1.9%
Pocono Mountain Pennsylvania School District GO Bonds,
5.00%, 9/1/34	1,000,000	1,009,740

Rhode Island - 1.1%
Rhode Island Port Authority and Economic Development Corp. Airport
Revenue Bonds, 7.00%, 7/1/14	500,000	552,270

Texas - 15.9%
City of San Antonio Texas Electric & Gas Revenue Bonds,
5.50%, 2/1/20 (escrowed to maturity)	1,000,000	1,125,110
Garland Texas GO Bonds, 5.25%, 2/15/20	1,500,000	1,581,315
Houston Texas Water and Sewer System Revenue Bonds,
5.50%, 12/1/29 (escrowed to maturity)	1,255,000	1,402,940
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	987,560
Harris County Texas Spring Independent School District GO
Bonds, 3.72%, 8/15/28 (mandatory put, 8/15/08 @ 100) (r)	1,000,000	999,910
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds,
5.75%, 2/15/15 (escrowed to maturity)	2,000,000	2,212,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Virgin Islands - 2.0%
Virgin Islands Public Finance Authority Revenue Bonds,
6.375%, 10/1/19	$1,000,000	$1,053,990

Virginia - 3.4%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds,
5.875%, 6/1/17	1,700,000	1,790,814

Washington - 3.0%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,564,035

West Virginia - 0.6%
West Virginia State Economic Development Authority Commonwealth
Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	288,857

Wisconsin - 2.2%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,164,829

TOTAL INVESTMENTS (Cost $53,681,636) - 100.7%		52,516,384
Other assets and liabilities, net - (0.7%)		(378,277)
Net Assets - 100%		$52,138,107

Net Assets Consist of:
Paid-in capital applicable to 3,287,314 Class A shares of beneficial interest, unlimited number of no par value shares authorized		$53,494,738
Undistributed net investment income		18,604
Accumulated net realized gain (loss) on investments		(215,124)
Net unrealized appreciation (depreciation) on investments		(1,160,111)

Net Assets		$52,138,107

Net Asset Per Share		$15.86

Futures	# of Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
Sold:
U.S. Treasury Bonds	10	9/08	$1,155,938	$5,141

See notes to statements of net assets and notes to financial statements.

Notes to statements of net assets

(b)   This security was valued by the Board of Trustees. See Note A.

(c)   Capital Trust Agency Housing Revenue Bonds in Limited Term are currently in default for interest. Accrued interest as of June 30, 2008 totaled $246,752. Effective July 2007, this security is no longer accruing interest.

(f)   Tarrant County Texas Housing Finance Corp. Revenue Bonds (Chatham Creek project) in Limited Term have been restructured from an original maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of June 30, 2008 totaled $444,159 and includes past due interest accrued since and due on September 1, 2006. Effective November 2006, this security is no longer accruing interest.

(g)   West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) in Limited Term and Long Term are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j)   Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) in Limited Term are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(k)   Interest payments of the Maryland State Economic Development Corp. Revenue Bonds (Rocky Gap project) in Long Term have been deferred per conditions of the Supplemental Indenture. At June 30, 2008 accumulated deferred interest totaled $156,647 and includes interest accrued since and due on October 1, 2003. Effective May 2007, this security is no longer accruing interest.

(r)   The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*   Non-income producing security.

Explanation of Guarantees:
BPA: Board-Purchase Agreement
CA: Collateral Agreement
CF: Credit Facility
C/LOC: Confirming Letter of Credit
GA: Guaranty Agreement
GIC: Guaranteed Investment Contract
LOC: Letter of Credit

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statements of Operations
Six Months Ended June 30, 2008
Net Investment Income	Money Market Portfolio	Limited-Term Portfolio	Long-Term Portfolio
Investment Income:
Interest income	$11,830,107	$2,444,154	$1,254,563

Expenses:
Investment advisory fee	1,054,858	493,449	157,642
Transfer agency fees and expenses	444,816	88,854	18,375
Distribution Plan expenses:
Class A	--	--	23,646
Trustees' fees and expenses	17,828	2,076	1,072
Administrative fees:
Class O	1,151,319	--	--
Class A	--	24,715	7,911
Institutional Class	5,895	--	--
Accounting fees	58,769	12,589	4,216
Custodian fees	50,908	24,529	7,963
Insurance	96,264	1,725	286
Registration fees	22,587	10,706	8,660
Reports to shareholders	64,670	11,853	2,239
Professional fees	14,471	11,054	10,440
Miscellaneous	59,032	3,482	1,028
Total expenses	3,041,417	685,032	243,478
Fees paid indirectly	(60,127)	(4,408)	(1,432)
Net expenses	2,981,290	680,624	242,046

Net Investment Income	8,848,817	1,763,530	1,012,517

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(72)	(3,855,379)	55,159
Futures	--	--	8,673
	(72)	(3,855,379)	63,832

Change in unrealized appreciation (depreciation) on:
Investments	--	2,761,999	(1,313,426)
Futures	--	--	10,999
	--	2,761,999	(1,302,427)

Net Realized and Unrealized
Gain (Loss)	(72)	(1,093,380)	(1,238,595)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$8,848,745	$670,150	($226,078)

See notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$8,848,817	$27,548,041
Net realized gain (loss)	(72)	41,174

Increase (Decrease) in Net Assets
Resulting from Operations	8,848,745	27,589,215

Distributions to shareholders from:
Net investment income:
Class O shares	(8,648,593)	(27,015,832)
Institutional Class shares	(251,161)	(605,797)
Total distributions	(8,899,754)	(27,621,629)

Capital share transactions:
Shares sold:
Class O shares	306,608,406	758,024,922
Institutional Class shares	27,749,880	164,334,013
Reinvestment of distributions:
Class O shares	8,780,231	26,664,001
Institutional Class shares	169,917	603,205
Shares redeemed:
Class O shares	(344,008,546)	(786,447,449)
Institutional Class shares	(27,588,607)	(160,664,897)
Total capital share transactions	(28,288,719)	2,513,795

Total Increase (Decrease) in Net Assets	(28,339,728)	2,481,381

Net Assets
Beginning of period	917,681,246	915,199,865
End of period (including undistributed net investment income of $12,576 and $63,513, respectively)	$889,341,518	$917,681,246

See notes to financial statements.

	Six Months Ended June 30,	Year Ended December 31,
Capital Share Activity	2008	2007
Shares sold:
Class O shares	306,608,389	758,024,922
Institutional Class shares	27,749,880	164,334,013
Reinvestment of distributions:
Class O shares	8,780,231	26,664,001
Institutional Class shares	169,916	603,205
Shares redeemed:
Class O shares	(344,008,546)	(786,447,449)
Institutional Class shares	(27,588,607)	(160,664,897)
Total capital share activity	(28,288,737)	2,513,795

See notes to financial statements.

Limited-Term Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$1,763,530	$7,382,473
Net realized gain (loss)	(3,855,379)	(1,860,684)
Change in unrealized appreciation or (depreciation)	2,761,999	(10,119,210)

Increase (Decrease) in Net Assets
Resulting from Operations	670,150	(4,597,421)

Distributions to shareholders from:
Net investment income	(1,750,947)	(8,118,581)

Capital share transactions:
Shares sold	4,514,066	23,613,438
Reinvestment of distributions	1,404,842	6,477,402
Redemption fees	4	1,391
Shares redeemed	(38,695,261)	(296,428,661)
Total capital share transactions	(32,776,349)	(266,336,430)

Total Increase (Decrease) in Net Assets	(33,857,146)	(279,052,432)

Net Assets
Beginning of period	185,518,395	464,570,827
End of period (including distributions in excess of net investment income of $634,118 and $646,701, respectively)	$151,661,249	$185,518,395

Capital Share Activity
Shares sold	452,488	2,297,345
Reinvestment of distributions	141,244	631,705
Shares redeemed	(3,874,953)	(29,027,409)
Total capital share activity	(3,281,221)	(26,098,359)

See notes to financial statements.

Long-Term Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$1,012,517	$2,001,369
Net realized gain (loss)	63,832	(54,702)
Change in unrealized appreciation or (depreciation)	(1,302,427)	(1,028,270)

Increase (Decrease) in Net Assets
Resulting from Operations	(226,078)	918,397

Distributions to shareholders from:
Net investment income	(1,011,196)	(2,000,509)

Capital share transactions:
Shares sold	2,125,327	7,146,584
Reinvestment of distributions	840,298	1,671,042
Redemption fees	101	1
Shares redeemed	(2,971,201)	(7,209,754)
Total capital share transactions	(5,475)	1,607,873

Total Increase (Decrease) in Net Assets	(1,242,749)	525,761

Net Assets
Beginning of period	53,380,856	52,855,095
End of period (including undistributed net investment income of $18,604 and $17,283, respectively)	$52,138,107	$53,380,856

Capital Share Activity
Shares sold	132,014	436,607
Reinvestment of distributions	52,708	102,421
Shares redeemed	(184,692)	(441,024)
Total capital share activity	30	98,004

See notes to financial statements.

Limited-Term Portfolio
Statement of Cash Flows
Six Months Ended June 30, 2008
Increase (decrease) in cash
Cash flows from operating activities:
Net increase in net assets resulting from operations	$670,150
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(75,093,405)
Proceeds from disposition of investment securities	80,236,341
Sale of short-term investment securities, net	30,609,231
Decrease in interest receivable	903,673
Increase in receivables for investment securities sold	(1,690,000)
Decrease in other assets	1,208
Decrease in accrued expenses	(40,238)
Premium amortization and discount accretion, net	171,756
Unrealized appreciation on investment securities	(2,761,999)
Net realized loss from investments	3,855,379
Net cash used in operating activities	36,862,096

Cash flows from financing activities:
Proceeds from shares sold	4,444,747
Payment on shares redeemed	(41,206,801)
Cash distributions paid	(346,105)
Net cash provided by financing activities	(37,108,159)

Net decrease in cash	(246,063)

Cash:
Beginning balance	271,385
Ending balance	$25,322

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $1,404,842.

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios, three of which are reported herein: Money Market, Limited-Term and Long-Term. Money Market and Limited-Term are registered as diversified portfolios and Long-Term as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% and 3.75%, respectively.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolios use independent pricing services approved by the Board of Trustees to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, securities valued at $8,908,000, or 5.9% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Money Market Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	--
Level 2 - Other Significant Observable Inputs	$882,371,941
Level 3 - Significant Unobservable Inputs	--
Total	$882,371,941

Limited Term Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	--
Level 2 - Other Significant Observable Inputs	$139,791,704
Level 3 - Significant Unobservable Inputs	8,908,000
Total	$148,699,704

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited Term		Investments in Securities
Balance as of 12/31/07		$8,908,000
Accrued discounts/ premiums		--
Realized gain (loss)		--
Change in unrealized appreciation (depreciation)		--
Net purchases (sales)		--
Transfers in and/ or out of Level 3		--
Balance as of 6/30/08		$8,908,000

	Investments	Other
Long-Term Valuation Inputs	in Securities	Financial Instruments*
Level 1 - Quoted Prices	--	$5,141
Level 2 - Other Significant Observable Inputs	$52,516,384	--
Level 3 - Significant Unobservable Inputs	--	--
Total	$52,516,384	$5,141

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering the value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Notes to Statements of Net Assets on page 32.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians' fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Redemption Fee: The Limited-Term and Long-Term Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term) or seven days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:

	First	Next	Over
	$500 Million	$500 Million	$1 Billion
Money Market	.25%	.20%	.15%
Limited-Term	.60%	.50%	.40%
Long-Term	.60%	.50%	.40%

Under terms of the agreement $171,898, $75,297, and $25,729 was payable at period end for Money Market, Limited-Term, and Long Term, respectively. In addition, $87,141, $20,926, and $6,063 was payable at period end for operating expenses paid by the Advisor during June 2008, for Money Market, Limited-Term and Long-Term, respectively.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O and Institutional Class of Money Market pay annual rates of .26% and .05%, respectively, based on their average daily net assets. The remaining portfolios of the Fund pay monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under terms of the agreement $187,382, $4,010 and $1,370 was payable at period end for Money Market, Limited-Term and Long-Term, respectively.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan adopted by Class A of Long-Term allows the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Long-Term. The amount actually paid by Long-Term, is an annualized fee, payable monthly of .09% of the Portfolio's average daily net assets of Class A. Under terms of the agreement $3,859 was payable at period end for Long-Term.

The Distributor received $885 and $5,779 as its portion of commissions charged on sales of Limited-Term and Long-Term, respectively during the six months ended June 30, 2008.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $238,066, $17,373, and $3,635 for the six months ended June 30, 2008 for Money Market, Limited-Term and Long-Term, respectively. Under terms of the agreement $38,685, $2,720, and $592, was payable at period end for Money Market, Limited-Term, and Long-Term, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were:

	Limited-Term	Long-term
Purchases	$73,790,844	$11,653,228
Sales	80,236,341	9,218,375

Money Market held only short-term investments.

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of June 30, 2008 and the net capital loss carryforwards with expiration dates as of December 31, 2007.

	Money Market	Limited-Term	Long-Term
Federal income tax cost	$882,371,941	$173,669,768	$53,680,669
Unrealized appreciation	--	809,924	732,624
Unrealized (depreciation)	--	(25,779,988)	(1,896,909)
Net appreciation (depreciation)	--	($24,970,064)	($1,164,285)

Capital Loss Carryforwards
Expiration Date	Limited-Term	Long-Term
December 31, 2012	$2,204,809	--
December 31, 2013	$2,278,445	--
December 31, 2014	$616,112	$164,287
December 31, 2015	$8,150,206	$54,859

Capital loss carryforwards may be utilized to offset future capital gains until expiration.

The Portfolios may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2008, such purchase and sales transactions were:

	Money Market	Limited-Term	Long-Term
Purchases	$23,230,241	$34,970,000	$9,300,000
Sales	35,770,000	24,657,000	6,175,000
Net Realized Gain	--	3,053	--

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolios had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowings by the Portfolios under the agreement were as follows:

Portfolio	Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
Money Market	$497,146	3.61%	$9,185,028	March 2008
Limited-Term	498,029	3.52%	5,996,859	March 2008
Long-Term	77,445	3.59%	1,319,741	March 2008

Note E -- Other

In August 2007, Calvert Asset Management Company received a Final Determination Letter and Proposed Adverse Report (the "Report") from the Internal Revenue Service regarding Oklahoma Housing Development Authority Revenue Bonds, ("Oklahoma Bonds") previously held in the Calvert Tax-Free Reserves Limited-Term Portfolio. The Report alleges that the Oklahoma Bonds are taxable and that $596,250 of interest received on the Oklahoma Bonds in 2004 and 2005 is not excludable from the gross income of bondholders. The Fund has engaged counsel to evaluate options related to this Report. Management does not believe that the ultimate resolution of this matter will be material to the Fund.

Money Market Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class O Shares	2008	2007	2006
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.010	.030	.028
Distributions from
Net investment income	(.010)	(.030)	(.028)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.98%	3.06%	2.83%
Ratios to average net assets: A
Net investment income	1.94% (a)	3.00%	2.78%
Total expenses	.68% (a)	.68%	.69%
Expenses before offsets	.68% (a)	.68%	.69%
Net expenses	.66% (a)	.66%	.67%
Net assets, ending (in thousands)	$873,205	$901,876	$903,667

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2005	2004	2003
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.018	.006	.005
Distributions from
Net investment income	(.018)	(.006)	(.005)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.79%	.58%(x)	.50%
Ratios to average net assets: A
Net investment income	1.77%	.57%	.49%
Total expenses	.69%	.70%	.67%
Expenses before offsets	.69%	.69%	.67%
Net expenses	.68%	.69%	.67%
Net assets, ending (in thousands)	$987,404	$1,069,129	$1,167,378

See notes to financial highlights.

Money Market Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Institutional Class	2008	2007	2006
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.011	.033	.030
Distributions from
Net investment income	(.011)	(.033)	(.030)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.10%	3.32%	3.08%
Ratios to average net assets: A
Net investment income	2.12% (a)	3.26%	3.00%
Total expenses	.41% (a)	.43%	.43%
Expenses before offsets	.41% (a)	.43%	.43%
Net expenses	.40% (a)	.41%	.41%
Net assets, ending (in thousands)	$16,136	$15,806	$11,533

		Years Ended
	December 31,	December 31,	December 31,
Institutional Class	2005	2004	2003
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.021	.009	.008
Distributions from
Net investment income	(.021)	(.009)	(.008)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.09%	.90%(x)	.83%
Ratios to average net assets: A
Net investment income	2.09%	.87%	.85%
Total expenses	.38%	.38%	.35%
Expenses before offsets	.38%	.37%	.35%
Net expenses	.37%	.37%	.35%
Net assets, ending (in thousands)	$41,330	$29,729	$97,137

See notes to financial highlights.

Limited-Term Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2008	2007	2006
Net asset value, beginning	$9.98	$10.40	$10.57
Income from investment operations
Net investment income	.10	.20	.32
Net realized and unrealized gain (loss)	(.06)	(.38)	(.17)
Total from investment operations	.04	(.18)	.15
Distributions from
Net investment income	(.11)	(.24)	(.32)
Total distributions	(.11)	(.24)	(.32)
Total increase (decrease) in net asset value	(.07)	(.42)	(.17)
Net asset value, ending	$9.91	$9.98	$10.40

Total return*	.37%	(1.75%)	1.40%
Ratios to average net assets: A
Net investment income	2.14% (a)	2.23%	2.97%
Total expenses	.83% (a)	.77%	.71%
Expenses before offsets	.83% (a)	.77%	.71%
Net expenses	.83% (a)	.77%	.70%
Portfolio turnover	54%	140%	110%
Net assets, ending (in thousands)	$151,661	$185,518	$464,571

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2005	2004	2003
Net asset value, beginning	$10.61	$10.74	$10.74
Income from investment operations
Net investment income	.27	.20	.20
Net realized and unrealized gain (loss)	(.04)	(.13)	**
Total from investment operations	.23	.07	.20
Distributions from
Net investment income	(.27)	(.20)	(.20)
Net realized gain	--	--	**
Total distributions	(.27)	(.20)	(.20)
Total increase (decrease) in net asset value	(.04)	(.13)	.00
Net asset value, ending	$10.57	$10.61	$10.74

Total return*	2.21%	.62%	1.91%
Ratios to average net assets: A
Net investment income	2.50%	1.80%	1.88%
Total expenses	.66%	.59%	.57%
Expenses before offsets	.66%	.59%	.57%
Net expenses	.66%	.59%	.57%
Portfolio turnover	57%	39%	31%
Net assets, ending (in thousands)	$770,320	$1,210,008	$1,659,356

See notes to financial highlights.

Long-Term Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2008	2007	2006
Net asset value, beginning	$16.24	$16.57	$16.54
Income from investment operations
Net investment income	.31	.62	.66
Net realized and unrealized gain (loss)	(.38)	(.33)	.03
Total from investment operations	(.07)	.29	.69
Distributions from
Net investment income	(.31)	(.62)	(.66)
Total distributions	(.31)	(.62)	(.66)
Total increase (decrease) in net asset value	(.38)	(.33)	.03
Net asset value, ending	$15.86	$16.24	$16.57

Total return*	(.43%)	1.80%	4.25%
Ratios to average net assets: A
Net investment income	3.85% (a)	3.79%	3.93%
Total expenses	.93% (a)	.91%	.88%
Expenses before offsets	.93% (a)	.91%	.82%
Net expenses	.92% (a)	.90%	.80%#
Portfolio turnover	18%	47%	60%
Net assets, ending (in thousands)	$52,138	$53,381	$52,855

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2005	2004	2003
Net asset value, beginning	$16.64	$16.93	$17.03
Income from investment operations
Net investment income	.68	.65	.69
Net realized and unrealized gain (loss)	**	(.29)	.11
Total from investments	.68	.36	.80
Distributions from
Net investment income	(.68)	(.65)	(.69)
Net realized gain	(.10)	--	(.21)
Total distributions	(.78)	(.65)	(.90)
Total increase (decrease) in net asset value	(.10)	(.29)	(.10)
Net asset value, ending	$16.54	$16.64	$16.93

Total return*	4.15%	2.20%	4.77%
Ratios to average net assets: A
Net investment income	4.04%	3.91%	3.96%
Total expenses	.89%	.89%	.86%
Expenses before offsets	.89%	.88%	.85%
Net expenses	.88%	.88%	.85%
Portfolio turnover	116%	151%	219%
Net assets, ending (in thousands)	$62,930	$63,310	$71,548

See notes to financial highlights.

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a)    Annualized.

(x)    On December 31, 2004, the Advisor voluntarily contributed $57,730 and $73,758 to Money Market's Class O and Class I shares, respectively, to offset some embedded capital losses in the Fund's NAV, which are not deductible for tax purposes. This transaction was deemed a "payment by affiliate." This payment by affiliate is not available for distribution and therefore does not affect total return.

*    Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

**    Amount was less than .001 per share.

#    Net expenses would have been .86% absent the non-recurring fee waiver by the Fund's third party service provider.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calvert Tax-Free Reserves

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

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

Calvert
Investments that make a difference®

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June 30, 2008

Semi-Annual Report

Calvert Tax-Free Reserves
Vermont Municipal Portfolio

Calvert
Investments that make a difference®

A UNIFI Company

Calvert Tax- Free Reserves Vermont Municipal Portfolio

Table of Contents

President's Letter
2

Portfolio Manager Remarks
4

Shareholder Expense Example
8

Schedule of Investments
9

Statement of Assets and Liabilities
11

Statement of Operations
12

Statements of Changes in Net Assets

13

Notes to Financial Statements
14

Financial Highlights
18

Explanation of Financial Tables
19

Proxy Voting and Availability of Quarterly Portfolio Holdings
21

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Dear Shareholder:

The six months ended June 30, 2008 featured unprecedented turmoil in the financial markets. The markets reflected continuing concerns about the extent of the credit crunch, worries about an economic slowdown or recession, a weak U.S. dollar, rising food prices, and oil prices that reached $140 per barrel. This volatility had its roots in the fixed-income markets, where fears about the value of securities linked to subprime mortgages spread throughout the bond and equity markets, even affecting the values of securities with no apparent connection to subprime mortgages.

Throughout this period of volatility in the financial markets, Calvert's experienced credit analysis team and portfolio management philosophy of seeking out relative value across the various sectors of the bond and money markets have contributed to our ability to avoid the worst of the subprime credit crisis. We avoided the "headline risks" you have been reading about in the press, and we did not purchase exotic fixed-income products related to subprime mortgages. Our fixed-income management team--from the leadership of our Chief Investment Officer for Fixed Income, Cathy Roy, through our portfolio managers, analysts, and traders--made judgments based on their assessment of potential return relative to risk. We believed that many of these securities did not offer enough extra return to compensate for their risk. This proved to be prescient when the prices of these securities plummeted as the market lost confidence in subprime mortgages.

Bond Sectors Broadly Affected

The credit crisis affected previously staid debt sectors, including municipal bonds and auction-rate securities.1 At the beginning of 2008, worries about the ability of bond insurers to meet their obligations on payment of principal and interest in the event of default on the municipal debt that they insure drove municipal yields sharply higher. The market was further roiled by liquidity problems in auction rate securities, a sector that had previously been viewed as having characteristics almost like cash.

Short-term Treasury yields decreased significantly during the six-month period as investors rushed for the safety of short-maturity government debt. The yield of the three-month Treasury bill dropped from 3.36% at the beginning of 2008 to only 1.71% on June 30. After a rough start to the year, municipal bonds finished the six months almost unchanged, with the Lehman Municipal Bond Index up 0.02%. The Lipper General Municipal Debt Funds Index, which tracks the return of actively managed tax-free bond funds, returned -0.69% for the six months.

Fed Takes Aggressive Action

The Federal Reserve (Fed) took an innovative series of actions to stabilize the financial markets and reassure investors. The Fed moved aggressively to add liquidity to the financial system and reduced its target federal funds rate by a total of 2.25 percentage points during the six-month period ended June 30.

In March, the Fed boldly moved to stem the rising panic in the credit markets by infusing $200 billion in Treasury securities to financial institutions, accepting hard-to-sell mortgage-backed bonds as collateral. It organized the buyout of Bear Stearns by JPMorgan Chase, effectively agreeing to backstop up to $30 billion of Bear Stearns' illiquid holdings. Although some say that the Fed essentially bailed out Bear Stearns and other financial firms, the Fed's actions did stabilize the financial system and provide some confidence to investors. More recently, the Fed and the U.S. Treasury Department provided assurances in July that the federal government is prepared to support the Federal National Mortgage Association (commonly known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which are government-sponsored entities that provide liquidity to the home mortgage market.

Maintain a Long-Term View

By the end of the six-month period, skyrocketing energy and food prices had convinced many bond market participants that the Fed's next move will be to raise rates to head off inflation. Inflation tends to reduce the value of outstanding bonds because newer bonds are issued with higher coupon rates. However, Calvert's fixed-income management team has a wide range of tools to use in seeking to maximize returns in an inflationary environment, while continuing its defensive, cautious positioning in view of current market uncertainty.

The financial markets will probably continue to be volatile for at least the next few months, so it's important that you maintain a long-term view in terms of your investments and not get swept up in the day-to-day fluctuations in the market. Your financial advisor is an excellent source of guidance, so please continue to consult with him or her about your investment plan.

As always, thank you for your continued confidence in Calvert's investment products.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
July 2008

1. Auction-rate securities (which are also known as auction-rate certificates) pay interest rates that change, or reset, at predetermined regular intervals, such as monthly or every seven days. On the reset date, investors bid on the bonds at an auction, with auction demand setting the new interest rate (higher demand results in a lower interest rate from the issuer). However, in 2008 some auctions had no bids and broker/dealers that had stepped in to support the auctions in the past failed to do so. In this situation, the securities effectively became longer-term notes.

Calvert Tax-Free Reserves Vermont Municipal Portfolio

Performance

For the six-month period ended June 30, 2008, Calvert Tax-Free Reserves Vermont Municipal Portfolio (Class A shares at NAV) returned 0.15%, versus the benchmark Lehman Municipal Bond Index's return of 0.02%.

Investment Climate

The six-month period that ended June 30, 2008 was one of the most difficult periods in the history of the U.S. credit markets. The turmoil that began last summer grew to include securities at the top of the credit-quality ladder. Markets froze for high-quality municipal bonds and even government-guaranteed housing agency and mortgage-backed securities. Early in 2008, the falling fortunes of bond insurance firms severely affected the municipal debt sector. Money market instruments, auction-rate securities, and bonds with no unusual structures all experienced problems. By early March, the prices of most credit-market securities--not just municipal debt--traded at or near record discounts to U.S. Treasuries.

To combat the rising tide of trouble, the Federal Reserve (Fed) rapidly cut its target interest rate and rolled out new or expanded programs to ease the liquidity crunch. In early March, rising panic about a possible systemic crisis in the financial system linked to the looming failure of Bear Stearns led to another Fed support package. This package allowed non-commercial bank primary dealers in U.S. Treasury securities to borrow directly from the Fed for the first time since the 1930s.

In April and May, conditions steadily improved in all credit markets, including municipals. Yields on Treasury securities rose as investors began to unwind positions from their earlier flight

Portfolio Managers
Thomas A. Dailey
James B. O'Boyle

Fund Information primary investments Vermont long-term tax-exempt bonds NASDAQ symbol CGVTX CUSIP number 131620-70-0

Comparative Investment Performance (Total Return at NAV)
(as of 6.30.08)

	CTFR Vermont Municipal Portfolio	Lipper Other States Municipal Debt Funds Average	Lehman Municipal Bond Index **
1 year	3.52%	1.44%	3.23%
5 year*	2.60%	2.64%	3.52%
10 year*	3.81%	3.76%	4.90%

Total return at NAV does not reflect the deduction of the Portfolios 3.75% front-end sales charge.

* Average annual return

** Source: Lipper Analytical Services, Inc. Unlike a fund, the index does not incur expenses and is not available for investment.

to quality and as belief spread that the Fed was done with interest rates cuts--and may even raise interest rates by year-end. Inflation concerns haunted the market despite economic data that showed a very weak economy. Headline inflation (CPI) ran at a 4.2% pace, while core inflation (which excludes food and energy prices) was a tamer 2.3%.1 Credit concerns surfaced again in June but not to the degree seen in March. There were bouts of extreme interest-rate volatility during the period, but the yield on the benchmark 10-year Treasury note was nearly unchanged at period end. However, the three-month Treasury bill yield dropped significantly from 3.36% to 1.90%.2 The U.S. economy, as measured by gross domestic product (GDP), was expected to grow 0.7% for the first half of 2008.3

Finally, in May, the U.S. Supreme Court allayed fears of municipal bond investors by deciding to uphold the long-standing state-tax exemption for municipal bonds issued in-state.4

Portfolio Strategy

Many crosscurrents added to municipal bond market volatility during the first half of the year. Monoline (bond) insurer downgrades, the credit crunch, and tension between economic growth and inflation concerns all weighed on the municipal market. The significant decline of municipal bond prices relative to U.S. Treasury prices began to attract buy-and-hold investors as

Portfolio Statistics
monthly dividend yield
6.30.08	3.39%
12.31.07	3.37%

30 day SEC yield
6.30.08	3.47%
12.31.07	3.33%

weighted average maturity
6.30.08	12 years
12.31.07	12 years

effective duration
6.30.08	4.63 years
12.31.07	3.34 years

average annual total return as of 6.30.08
1 year	(0.36%)
5 year	1.82%
10 year	3.41%

Growth of a hypothetical $10,000 investment

The average annual total returns below and in the line graph assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares.

*Source: Lipper Analytical Services, Inc.

well as some cross-market investors. Tax-exempt municipal bond yields rose to well over 100% of taxable Treasury bond yields during the period. We sought to selectively add higher credit-quality securities with relatively attractive yields such as general obligation bonds and pre-refunded bonds (municipal bonds backed by various U.S. government securities), which positively contributed to the Portfolio's performance, while reducing exposure to some insured bonds.

Allocations to industrial development revenue/pollution control revenue (IDR/PCR) bonds, bonds with higher coupon rates, and Treasury futures--used to limit exposure to changes in interest rates--helped as well. However, the portfolio's exposure to BBB rated bonds had a negative impact as their yield spreads widened to the highest levels in years.

Outlook

We expect the credit markets to slowly recover over the remainder of the year but do not foresee a return to the heady times of a few years ago. As financial institutions must rebuild capital, they are not inclined to increase their lending. A credit crunch is underway with similarities to the credit crunch of the early 1990s. But this time the problem is larger and more global in nature, so the crunch may last through next year. We expect economic growth to be sub-par and for the Fed to keep its target fed funds rate around the current level of 2% for the balance of 2008. Elevated energy and food prices remain a concern, although core inflation has remained relatively stable. The drag from the housing slump may explain part of the restraint. Overall, we believe municipal bond yields will continue to offer attractive income relative to taxable bonds.

July 2008

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2008, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

1. Source: Bureau of Labor Statistics consumer price indexes for May 2008.

2. Source: Federal Reserve, Bloomberg.

3. Source: June 2008 Wall Street Journal survey of professional forecasters.

4. Kentucky v. Davis, no. 06-666 (U.S. May 19, 2008)

Economic Sectors	% of Total Investments
Bond Bank	12.5%
Education	6.6%
Electric	16.5%
Higher Education	12.7%
Hospital	2.2%
Industrial Development Revenue/Pollution Control Revenue	2.1%
Lease/Certificate of Participation	2.3%
Other Transportation	8.0%
Prerefunded/Escrow to Maturity	8.1%
Single Family Housing	4.3%
Special Tax	2.4%
State General Obligation	22.3%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	1/1/08	6/30/08	1/1/08 - 6/30/08
Actual	$1,000.00	$1,001.50	$4.09
Hypothetical	$1,000.00	$1,020.78	$4.13
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/366.

Schedule of Investments
June 30, 2008
	Principal
Municipal Obligations - 94.3%	Amount	Value
Vermont - 68.6%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,296,094
5.375%, 7/1/12	1,405,000	1,504,769
Rutland County Vermont Solid Waste District Revenue Bonds:
6.70%, 11/1/08	100,000	101,169
6.75%, 11/1/09	100,000	104,414
6.80%, 11/1/10	100,000	107,144
6.80%, 11/1/11	100,000	109,051
6.85%, 11/1/12	100,000	110,883
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/19	1,000,000	1,056,270
5.00%, 10/1/23	1,000,000	1,026,840
5.125%, 10/1/27	1,000,000	1,072,220
Vermont Municipal Bond Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,045,150
5.50%, 12/1/18	1,060,000	1,106,481
5.00%, 12/1/19	2,000,000	2,066,980
5.50%, 12/1/19	1,500,000	1,565,775
Vermont State Educational and Health Buildings Financing Agency
Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,021,690
5.00%, 10/1/23	1,000,000	1,000,810
5.00%, 11/1/32	1,810,000	1,821,783
5.50%, 1/1/33	1,100,000	1,017,929
5.00%, 12/1/34 (r)	1,000,000	986,960
5.00%, 10/31/46	1,000,000	1,000,470
Vermont State GO Bonds:
5.00%, 2/1/15	2,300,000	2,468,176
5.00%, 3/1/15	1,215,000	1,318,749
5.00%, 7/15/17	1,200,000	1,307,664
4.625%, 8/1/17	2,000,000	2,046,340
4.50%, 7/15/26	1,000,000	1,001,450
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	520,000	516,911
5.25%, 11/1/20	185,000	185,276
5.55%, 11/1/21	545,000	547,823
4.90%, 11/1/22	745,000	749,611
Vermont State Public Power Supply Authority Revenue Bonds,
5.25%, 7/1/13	1,200,000	1,293,324
Vermont State Student Assistance Corp. Education Loan Revenue Bonds,
4.288%, 12/15/32 (r)	1,000,000	1,000,000

Total Vermont (Cost $33,239,558)		33,558,206

	Principal
Municipal Obligations - Cont'd	Amount	Value
Territories - 25.7%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	$1,000,000	$1,022,850
Guam Government LO Highway and Transportation Authority
Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,542,840
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,000,000	1,097,030
5.50%, 7/1/17	1,000,000	1,023,150
Puerto Rico Commonwealth Highway & Transportation Authority
Revenue Bonds:
5.50%, 7/1/17	2,000,000	2,136,780
5.25%, 7/1/38	1,000,000	1,058,320
5.00%, 7/1/40	500,000	545,250
Puerto Rico Electric Power Authority Revenue Bonds, 5.00%, 7/1/22	500,000	513,865
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/20	1,000,000	1,068,490
Puerto Rico Public Finance Corp., 5.70%, 8/1/25	1,000,000	1,045,550
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,090,130
4.25%, 10/1/29	500,000	422,195

Total Territories (Cost $12,862,248)		12,566,450

TOTAL INVESTMENTS (Cost $46,101,806) - 94.3%		46,124,656
Other assets and liabilities, net - 5.7%		2,786,867
Net Assets - 100%		$48,911,523

(r)     The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
GO: General Obligation
LO: Limited Obligation

See notes to financial statements.

Statement of Assets and Liabilities
June 30, 2008
Assets
Investments in securities, at value (Cost $46,101,806) - see accompanying schedule	$46,124,656
Cash	80,311
Receivable for securities sold	1,985,000
Interest and dividends receivable	787,317
Other assets	2,499
Total assets	48,979,783

Liabilities
Payable for shares redeemed	18,285
Payable to Calvert Asset Management Company, Inc.	29,590
Payable to Calvert Administrative Services Company	1,286
Payable to Calvert Shareholder Services, Inc.	454
Accrued expenses and other liabilities	18,645
Total liabilities	68,260
Net Assets	$48,911,523

Net Assets Consist of:
Par value and paid-in capital applicable to 3,173,695 shares of beneficial interest, unlimited number of no par value shares authorized	$48,712,819
Undistributed net investment income	5,180
Accumulated net realized gain (loss) on investments	170,674
Net unrealized appreciation (depreciation) on investments	22,850

Net Assets	$48,911,523

Net Asset Value Per Share	$15.41

See notes to financial statements.

Statement of Operations
six months Ended June 30, 2008
Net Investment Income
Investment Income:
Interest income	$1,057,738

Expenses:
Investment advisory fee	146,874
Transfer agency fees and expenses	17,158
Trustees' fees and expenses	974
Administrative fees	7,373
Accounting fees	3,934
Custodian fees	7,675
Registration fees	2,628
Reports to shareholders	4,058
Professional fees	10,421
Miscellaneous	1,241
Total expenses	202,336
Fees paid indirectly	(1,330)
Net expenses	201,006

Net Investment Income	856,732

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	86,581
Futures	107,384
193,965

Change in unrealized appreciation (depreciation) on:
Investments	(971,021)
Futures	(6,994)
(978,015)

Net Realized and Unrealized Gain
(Loss)	(784,050)

Increase (Decrease) in Net Assets
Resulting From Operations	$72,682

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$856,732	$1,712,527
Net realized gain (loss)	193,965	(15,662)
Change in unrealized appreciation or (depreciation)	(978,015)	(96,975)

Increase (Decrease) in Net Assets
Resulting From Operations	72,682	1,599,890

Distributions to shareholders from:
Net investment income	(861,063)	(1,711,428)
Net realized gain	--	(27,550)
Total distributions	(861,063)	(1,738,978)

Capital share transactions:
Shares sold	2,567,622	4,829,607
Reinvestment of distributions	501,975	1,023,482
Redemption fees	5	245
Shares redeemed	(1,974,307)	(6,150,337)
Total capital share transactions	1,095,295	(297,003)

Total Increase (Decrease) in Net Assets	306,914	(436,091)

Net Assets
Beginning of period	48,604,609	49,040,700
End of period (including undistributed net investment income of $5,180 and $9,511, respectively)	$48,911,523	$48,604,609

Capital Share Activity
Shares sold	163,482	309,121
Reinvestment of distributions	32,337	65,715
Shares redeemed	(126,122)	(393,836)
Total capital share activity	69,697	(19,000)

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of four separate portfolios. The operations of each series are accounted for separately. Class A shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Trustees.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	--
Level 2 - Other Significant Observable Inputs	$46,124,656
Level 3 - Significant Unobservable Inputs	--
Total	$46,124,656

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Redemption Fees: The Portfolio charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly based on the following annual rates of average daily net assets: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The Distributor received $6,371 as its portion of commissions charged on sales of the Portfolio for the six months ended June 30, 2008.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $2,768 for the six months ended June 30, 2008. Boston Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,303,601 and $3,018,241, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $46,101,767. Net unrealized appreciation aggregated $22,889, of which $600,217 related to appreciated securities and $577,328 related to depreciated securities.

Net capital loss carryforwards for federal income tax purposes of $10,790 at December 31, 2007 may be utilized to offset future capital gains until expiration in December 2015.

The Portfolio may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2008, such purchase and sales transactions were $2,525,000 and $2,523,241, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The fund had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$60,861	3.53%	$1,332,956	March 2008

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2008	2007	2006
Net asset value, beginning	$15.66	$15.70	$15.64
Income from investment operations
Net investment income	.27	.55	.55
Net realized and unrealized gain (loss)	(.25)	(.03)	.07
Total from investment operations	.02	.52	.62
Distributions from
Net investment income	(.27)	(.55)	(.56)
Net realized gains	--	(.01)	--
Total distributions	(.27)	(.56)	(.56)
Total increase (decrease) in net asset value	(.25)	(.04)	.06
Net asset value, ending	$15.41	$15.66	$15.70

Total return *	.15%	3.40%	4.03%
Ratios to average net assets: A
Net investment income	3.50% (a)	3.54%	3.53%
Total expenses	.83% (a)	.81%	.79%
Expenses before offsets	.83% (a)	.81%	.73%
Net expenses	.82% (a)	.80%	.72%#
Portfolio turnover	5%	15%	5%
Net assets, ending (in thousands)	$48,912	$48,605	$49,041

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2005	2004	2003
Net asset value, beginning	$15.98	$16.16	$16.21
Income from investment operations
Net investment income	.56	.56	.60
Net realized and unrealized gain (loss)	(.24)	(.18)	.10
Total from investment operations	.32	.38	.70
Distributions from
Net investment income	(.56)	(.56)	(.60)
Net realized gains	(.10)	--	(.15)
Total distributions	(.66)	(.56)	(.75)
Total increase (decrease) in net asset value	(.34)	(.18)	(.05)
Net asset value, ending	$15.64	$15.98	$16.16

Total return *	2.05%	2.44%	4.42%
Ratios to average net assets: A
Net investment income	3.56%	3.53%	3.70%
Total expenses	.81%	.81%	.80%
Expenses before offsets	.81%	.80%	.79%
Net expenses	.80%	.80%	.79%
Portfolio turnover	13%	15%	26%
Net assets, ending (in thousands)	$49,586	$51,655	$52,888

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(a)      Annualized.

*     Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

#     Net expenses would have been .78% absent the non-recurring fee waiver by the Fund's third party service provider.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calvert Tax-Free Reserves Vermont Municipal Portfolio

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

printed on recycled paper using soy-based inks

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Floating Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Social Index Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Small Cap Value Fund
Mid Cap Value Fund
Global Alternative Energy Fund
International Opportunities Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund


Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By: /s/ Barbara J. Krumsiek
          Barbara J. Krumsiek
          President -- Principal Executive Officer

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date: August 29, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: August 29, 2008